Financial Instruments - Schedule of Contractual Maturities of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Carrying amount [member]
Non-derivative financial liabilities
Long-term loans, including current maturities	€ 303,496	€ 281,938
Debentures	191,529	140,087
Lease liabilities	26,038	24,380
Trade payables, other accounts payable and other long-term liabilities	17,597	14,496
Total non-derivative financial liabilities	538,660	460,901
Derivative finance liabilities
Financial power swap		(5,698)
Derivative finance liabilities
Swap contract	331
Contractual cash flows [Member]
Non-derivative financial liabilities
Long-term loans, including current maturities	401,355	375,334
Debentures	227,731	158,051
Lease liabilities	49,029	47,011
Trade payables, other accounts payable and other long-term liabilities	17,597	14,496
Total non-derivative financial liabilities	695,712	594,892
Derivative finance liabilities
Financial power swap		(5,698)
Derivative finance liabilities
Swap contract	331
Less than 1 year [Member]
Non-derivative financial liabilities
Long-term loans, including current maturities	34,629	21,883
Debentures	46,750	41,100
Lease liabilities	1,613	1,916
Trade payables, other accounts payable and other long-term liabilities	16,724	13,703
Total non-derivative financial liabilities	99,716	78,602
Derivative finance liabilities
Financial power swap		4,643
Derivative finance liabilities
Swap contract	43
2-3 years [Member]
Non-derivative financial liabilities
Long-term loans, including current maturities	48,225	41,743
Debentures	85,480	72,088
Lease liabilities	4,101	3,895
Trade payables, other accounts payable and other long-term liabilities	873	793
Total non-derivative financial liabilities	138,679	118,519
Derivative finance liabilities
Financial power swap		(4,267)
Derivative finance liabilities
Swap contract	121
4-5 years [Member]
Non-derivative financial liabilities
Long-term loans, including current maturities	49,960	59,691
Debentures	82,181	30,738
Lease liabilities	4,742	3,903
Trade payables, other accounts payable and other long-term liabilities
Total non-derivative financial liabilities	136,883	94,332
Derivative finance liabilities
Financial power swap		(6,292)
Derivative finance liabilities
Swap contract	70
More than 5 years [Member]
Non-derivative financial liabilities
Long-term loans, including current maturities	268,541	252,017
Debentures	13,320	14,125
Lease liabilities	38,573	37,297
Trade payables, other accounts payable and other long-term liabilities
Total non-derivative financial liabilities	320,434	303,439
Derivative finance liabilities
Financial power swap		€ 218
Derivative finance liabilities
Swap contract	€ 97